[Janus Letterhead]
April 28, 2011
EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-0505

RE:	JANUS INVESTMENT FUND (the “Registrant”)
1933 Act File No. 002-34393
1940 Act File No. 811-01879
Dear Sir or Madam:
On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 147 and Amendment No. 130 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(b)(1)(iii) under the 1933 Act to designate a new effective date upon which the Amendment shall be effective.
As indicated on the facing page of the Amendment, the Registrant has specified that the Amendment is to become effective on May 6, 2011, pursuant to Rule 485(b) under the 1933 Act.
This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 140 to the Registrant’s Registration Statement filed on February 11, 2011. The prospectuses and statements of additional information included in Post-Effective Amendment No. 142, filed pursuant to 485(a)(1) on March 1, 2011, Post-Effective Amendment No. 144, filed pursuant to 485(a)(2) on April 15, 2011, and Post-Effective Amendment No. 146, filed pursuant to 485(a)(2) on April 21, 2011 are not affected by and therefore not included in this Amendment.
Pursuant to Rule 485(b)(4) of Regulation C under the 1933 Act, I hereby confirm that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b).
Please call me at (303) 336-4045 with any questions or comments.
Sincerely,
/s/ Robin Nesbitt
Robin Nesbitt
Legal Counsel
Enclosure (via EDGAR only)

cc:	Stephanie Grauerholz-Lofton, Esq.
Larry Greene, Esq.
Donna Brungardt